Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	$ 1,235		$ 347	$ (172)
Adjustments for
Depreciation and amortization	403		390	401
Impairment of non-current assets	17		28	5
Exchange rate and interest expenses, net	35		137	76
Share in earnings of equity-accounted investees, net	(3)		0	(18)
Loss (Gain) from divestiture of businesses	(841)		(54)	1
Capital losses	0		0	432
Share-based compensation	19		16	15
Deferred tax expenses (income)	76		(46)	(2)
Adjustments for reconcile profit loss	(294)		471	910
Change in inventories	(115)		57	70
Change in trade and other receivables	(104)		21	150
Change in trade and other payables	(36)		(45)	(90)
Change in provisions and employee benefits	(66)		(4)	98
Net change in operating assets and liabilities	(321)		29	228
Net cash provided by operating activities	620		847	966
Cash flows from investing activities
Proceeds from deposits, net	(3)		(65)	(198)
Purchases of property, plant and equipment and intangible assets	(572)		(457)	(632)
Proceeds from divestiture of businesses net of transaction expenses	902	[1]	6	17
Proceeds from sale of equity-accounted investee	0		168	0
Dividends from equity-accounted investees	2		3	12
Proceeds from sale of property, plant and equipment	2		12	5
Other	0		0	(4)
Net cash provided by (used in) investing activities	331		(333)	(800)
Cash flows from financing activities
Dividends paid to the company's shareholders	(241)		(237)	(162)
Receipt of long-term debt	1,746		966	1,278
Repayment of long-term debt	(2,115)		(1,387)	(1,365)
Short-term credit from banks and others, net	(283)		147	14
Other	(1)		0	(4)
Net cash used in financing activities	(894)		(511)	(239)
Cash and cash equivalents as at the beginning of the year	83		87	161
Net change in cash and cash equivalents	57		3	(73)
Net effect of currency translation on cash and cash equivalents	(24)		(2)	(1)
Cash and cash equivalents included as part of assets held for sale	5		(5)	0
Cash and cash equivalents as at the end of the year	121		83	87
Statements of Cash Flows - Additional Information
Income taxes paid, net of refunds	56		127	84
Interest paid	$ 103		$ 111	$ 112

[1]	See Note 10.